Rental Revenue Straight-line Revenue Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Continuing operations	$ 2,304	$ 1,187	$ 689
Discontinued operations	$ (566)	$ (26)	$ 4,398